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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611


                      Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Value Fund
           Schedule of Investments  6/30/05 (unaudited)


Shares                                                                  Value
           COMMON STOCKS - 99.0 %
           Energy - 14.8 %
           Integrated Oil & Gas - 9.5 %
1,290,000  Chevron Corp.                                             $72,136,800
2,041,570  ConocoPhillips                                             117,369,859
1,339,012  Exxon Mobil Corp.                                          76,953,020
1,024,400  Occidental Petroleum Corp.                                 78,807,092
700,000    Suncor Energy, Inc. (b)                                    33,124,000
                                                                     $378,390,771
           Oil & Gas Drilling - 1.9 %
775,000    ENSCO International, Inc.                                 $27,706,250
405,000    Nabors Industries, Inc. *                                  24,551,100
450,000    Transocean Offshore Inc. *                                 24,286,500
                                                                     $76,543,850
           Oil & Gas Exploration & Production - 3.4 %
400,000    Anadarko Petroleum Corp.                                  $32,860,000
630,000    Apache Corp.                                               40,698,000
1,265,000  Devon Energy Corp.                                         64,110,200
                                                                     $137,668,200
           Total Energy                                              $592,602,821
           Materials - 5.1 %
           Diversified Chemical - 0.9 %
550,000    PPG Industries, Inc.                                      $34,518,000
           Diversified Metals & Mining - 1.1 %
1,125,000  Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)        $42,120,000
           Forest Products - 1.2 %
775,500    Weyerhaeuser Co. (b)                                      $49,360,575
           Industrial Gases - 1.3 %
1,072,800  Praxair, Inc.                                             $49,992,480
           Metal & Glass Containers - 0.6 %
720,600    Ball Corp.                                                $25,912,776
           Total Materials                                           $201,903,831
           Capital Goods - 7.7 %
           Aerospace & Defense - 2.4 %
750,000    Northrop Grumman Corp.                                    $41,437,500
1,031,600  United Technologies Corp.                                  52,972,660
                                                                     $94,410,160
           Construction & Farm Machinery & Heavy Trucks - 1.4 %
875,000    Deere & Co.                                               $57,303,750
           Industrial Conglomerates - 3.9 %
2,679,500  General Electric Co.                                      $92,844,675
2,200,000  Tyco International, Ltd.                                   64,240,000
                                                                     $157,084,675
           Total Capital Goods                                       $308,798,585
           Transportation - 1.4 %
           Air Freight & Couriers - 0.7 %
410,600    United Parcel Service                                     $28,397,096
           Airlines - 0.7 %
2,000,000  Southwest Airlines Co.                                    $27,860,000
           Total Transportation                                      $56,257,096
           Consumer Durables & Apparel - 1.1 %
           Photographic Products - 1.1 %
1,605,000  Eastman Kodak Co. (b)                                     $43,094,250
           Total Consumer Durables & Apparel                         $43,094,250
           Media - 9.1 %
           Broadcasting & Cable Television - 4.3 %
2,637,800  Clear Channel Communications, Inc.                        $81,587,154
2,875,000  Comcast Corp. *                                            88,262,500
                                                                     $169,849,654
           Movies & Entertainment - 3.7 %
5,100,000  Time Warner, Inc. *                                       $85,221,000
1,956,000  Viacom, Inc. (Class B)                                     62,631,120
                                                                     $147,852,120
           Publishing - 1.1 %
595,700    Gannett Co.                                               $42,372,141
           Total Media                                               $360,073,915
           Retailing - 1.6 %
           Apparel Retail - 1.6 %
1,700,000  Foot Locker, Inc.                                         $46,274,000
979,900    Gap, Inc.                                                  19,353,025
                                                                     $65,627,025
           Total Retailing                                           $65,627,025
           Food & Drug Retailing - 1.2 %
           Food Retail - 1.2 %
2,617,000  Kroger Co. *                                              $49,801,510
           Total Food & Drug Retailing                               $49,801,510
           Food, Beverage & Tobacco - 3.6 %
           Soft Drinks - 2.2 %
870,000    PepsiCo, Inc.                                             $46,919,100
974,900    The Coca-Cola Co.                                          40,702,075
                                                                     $87,621,175
           Tobacco - 1.4 %
900,000    Altria Group, Inc.                                        $58,194,000
           Total Food, Beverage & Tobacco                            $145,815,175
           Household & Personal Products - 0.3 %
           Household Products - 0.3 %
166,500    Kimberly-Clark Corp.                                      $10,421,235
           Total Household & Personal Products                       $10,421,235
           Health Care Equipment & Services - 4.9 %
           Health Care Distributors - 1.6 %
1,100,000  Cardinal Health, Inc.                                     $63,338,000
           Health Care Equipment - 0.9 %
1,270,000  Boston Scientific Corp. *                                 $34,290,000
           Health Care Facilities - 2.4 %
752,200    HCA, Inc.                                                 $42,627,174
4,500,000  Tenet Healthcare Corp. *                                   55,080,000
                                                                     $97,707,174
           Total Health Care Equipment & Services                    $195,335,174
           Pharmaceuticals & Biotechnology - 4.8 %
           Pharmaceuticals - 4.8 %
1,600,000  Bristol-Myers Squibb Co.                                  $39,968,000
1,700,000  IVAX Corp. *                                               36,550,000
1,325,000  Merck & Co., Inc.                                          40,810,000
1,426,700  Pfizer, Inc.                                               39,348,386
766,000    Wyeth                                                      34,087,000
                                                                     $190,763,386
           Total Pharmaceuticals & Biotechnology                     $190,763,386
           Banks - 8.4 %
           Diversified Banks - 5.1 %
3,432,800  Bank of America Corp.                                     $156,570,008
983,000    Wachovia Corp.                                             48,756,800
                                                                     $205,326,808
           Regional Banks - 1.4 %
1,307,700  Fifth Third Bancorp                                       $53,890,317
           Thrifts & Mortgage Finance - 1.9 %
1,170,000  Freddie Mac                                               $76,319,100
           Total Banks                                               $335,536,225
           Diversified Financials - 13.2 %
           Asset Management & Custody Banks - 1.5 %
2,098,900  The Bank of New York Co., Inc.                            $60,406,342
           Consumer Finance - 2.0 %
4,600,000  Providian Financial Corp. *                               $81,098,000
           Investment Banking & Brokerage - 4.7 %
450,000    Goldman Sachs Group, Inc.                                 $45,909,000
500,000    Lehman Brothers Holdings, Inc.                             49,640,000
1,652,000  Merrill Lynch & Co., Inc.                                  90,876,520
                                                                     $186,425,520
           Diversified Financial Services - 5.0 %
4,323,600  Citigroup, Inc.                                           $199,880,028
           Total Diversified Financials                              $527,809,890
           Insurance - 6.2 %
           Life & Health Insurance - 1.1 %
2,475,000  UNUM Corp. (b)                                            $45,342,000
           Multi-Line Insurance - 2.2 %
1,525,000  American International Group, Inc.                        $88,602,500
           Property & Casualty Insurance - 2.9 %
855,000    Allstate Corp.                                            $51,086,250
750        Berkshire Hathaway, Inc. *                                 62,625,000
                                                                     $113,711,250
           Total Insurance                                           $247,655,750
           Software & Services - 5.2 %
           Data Processing & Outsourced Services - 1.9 %
1,900,000  First Data Corp.                                          $76,266,000
           Systems Software - 3.3 %
3,086,600  Microsoft Corp.                                           $76,671,144
2,269,700  Veritas Software Corp. *                                   55,380,680
                                                                     $132,051,824
           Total Software & Services                                 $208,317,824
           Technology, Hardware & Equipment - 2.8 %
           Communications Equipment - 1.7 %
1,450,000  Motorola, Inc.                                            $26,477,000
2,354,000  Nokia Corp. (A.D.R.)                                       39,170,560
                                                                     $65,647,560
           Computer Hardware - 1.1 %
1,881,500  Hewlett-Packard Co.                                       $44,234,065
           Total Technology, Hardware & Equipment                    $109,881,625
           Semiconductors - 0.7 %
           Semiconductors - 0.7 %
1,019,500  Intel Corp.                                               $26,568,170
           Total Semiconductors                                      $26,568,170
           Telecommunication Services - 5.7 %
           Integrated Telecommunication Services - 2.3 %
600,000    Alltel Corp.                                              $37,368,000
2,058,600  BellSouth Corp.                                            54,697,002
                                                                     $92,065,002
           Wireless Telecommunication Services - 3.4 %
2,377,400  Nextel Communications, Inc. *                             $76,813,794
8,000,000  Vodafone Group Plc                                         19,588,639
1,650,000  Vodafone Group Plc (A.D.R.)                                40,128,000
                                                                     $136,530,433
           Total Telecommunication Services                          $228,595,435
           Utilities - 1.2 %
           Electric Utilities - 1.2 %
957,400    Exelon Corp.                                              $49,143,342
           Total Utilities                                           $49,143,342
           TOTAL COMMON STOCKS
           (Cost   $3,349,149,364)                                   $3,954,002,264

Principal
  Amount                                                                Value
           TEMPORARY CASH INVESTMENTS - 0.9 %
           Repurchase Agreement - 0.9 %
 $ 36,000,0UBS Warburg, Inc., 2.75%, dated 6/30/05, repurchase price of  $36,000,000 plus


                                                                     $36,000,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $36,000,000)                                      $36,000,000

           TOTAL INVESTMENTS IN SECURITIES - 99.9 %
           (Cost $3,385,149,364)(a)                                  $3,990,002,264

           OTHER ASSETS AND LIABILITIES - 0.1 %                      $ 5,072,981

           TOTAL NET ASSETS - 100.0%                                 $3,995,075,245

(A.D.R.)   American Depositary Receipt
*          Non-Income producing security

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $3,401,191,551 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                 $658,772,865

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                  (69,962,152)

           Net unrealized gain                                       $588,810,713

(b)        At June 30, 2005, the following securities were out on loan:

Shares                              Security                          Market Value
193,485    Eastman Kodak Co.                                         $ 5,195,072
240,700    Freeport-McMoRan Copper & Gold, Inc. (Class B)              9,011,808
61,300     Suncor Energy, Inc.                                         2,900,716
1,502,930  UNUM Corp.                                                 27,533,678
41,600     Weyerhaeuser Co.                                            2,647,840
           Total                                                     $47,289,114




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.